Earnings / (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings / (Loss) per Share [Abstract]
Dividends paid	$ 0	$ 0
Basic Earnings / (Loss) per Share [Abstract]
Net income/(loss) from continuing operations	1,790	(5,900)
less deemed dividend on Series B preferred stock upon exchange of common stock	(9,271)	0
less dividends on Series B preferred shares	(328)	0
Net loss attributable to common stockholders from continuing operations	(7,809)	(5,900)
Net income from discontinued operations	0	400
Total net loss attributable to common stockholders	$ (7,809)	$ (5,500)
Weighted average number of common shares outstanding (in shares)	4,292,326	5,019,981
Loss per common share, continuing operations (in dollars per share)	$ (1.82)	$ (1.18)
Earnings per common share, discontinued operations (in dollars per share)	0	0.08
Loss per common share, total (in dollars per share)	$ (1.82)	$ (1.10)
Diluted Earnings / (Loss) per Share [Abstract]
Net income/(loss) from continuing operations	$ 1,790	$ (5,900)
less deemed dividend on Series B preferred stock upon exchange of common stock	(9,271)	0
less dividends on Series B preferred shares	(328)	0
Net income/(loss) attributable to common stockholders from continuing operations	(7,809)	(5,900)
Net income from discontinued operations	0	400
Total net income / (loss) available to common stockholders	$ (7,809)	$ (5,500)
Weighted average number of common shares outstanding (in shares)	4,292,326	5,019,981
Loss per common share, continuing operations (in dollars per share)	$ (1.82)	$ (1.18)
Earnings per common share, discontinued operations (in dollars per share)	0	0.08
Loss per common share, total (in dollars per share)	$ (1.82)	$ (1.10)